Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	¥ 7,632,467	¥ 16,994,025	¥ 11,473,208	¥ 10,085,649
Non-current assets	3,847,159	5,980,530	3,308,221
Mainland China
Disclosure of geographical areas [line items]
Revenue	4,843,127	10,312,116	7,650,821	7,442,156
Non-current assets	2,906,878	3,626,187	2,672,426
Asia excluding China
Disclosure of geographical areas [line items]
Revenue	1,157,261	2,541,817	1,821,080	1,174,323
Non-current assets	166,623	413,285	121,614
North America
Disclosure of geographical areas [line items]
Revenue	743,897	1,985,051	729,702	391,017
Non-current assets	644,765	1,725,032	512,322
Latin America
Disclosure of geographical areas [line items]
Revenue	660,039	1,445,691	1,008,356	798,102
Europe
Disclosure of geographical areas [line items]
Revenue	154,737	414,493	151,496	174,691
Non-current assets	83,246	72,168	1,859
Other
Disclosure of geographical areas [line items]
Revenue	73,406	294,857	¥ 111,753	¥ 105,360
Non-current assets	¥ 45,647	¥ 143,858